OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2023
Other Items Of Statement Of Comprehensive Income
OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME

NOTE 10: OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME

10.1 Selling expenses

	12.31.2023	12.31.2022	12.31.2021
Salaries and social security charges	5	5	3
Employees benefits	1	1	-
Fees and compensation for services	3	4	3
Taxes, rates and contributions	13	14	11
Transportation and freights	43	40	18
Other	1	1	2
Total selling expenses	66	65	37

10.2   Administrative expenses

	12.31.2023	12.31.2022	12.31.2021
Salaries and social security charges	58	50	34
Employees benefits	10	8	5
Defined benefit plans	18	9	7
Fees and compensation for services	29	30	32
Compensation agreements	37	19	2
Directors' and Sindycs' fees	7	7	6
Property, plant and equipment depreciation	7	6	5
Maintenance	2	2	2
Transport and per diem	2	2	1
Rental and insurance	1	1	1
Surveillance and security	1	1	-
Taxes, rates and contributions	8	6	5
Communications	1	1	1
Other	4	-	1
Total administrative expenses	185	142	102

10.3   Exploration expenses

	12.31.2023	12.31.2022	12.31.2021
Derecognition of unproductive wells	(7)	-	-
Total exploration expenses	(7)	-	-

10.4 Other operating income and expenses

	Note	12.31.2023	12.31.2022	12.31.2021
Other operating income
Insurance recovery		1	-	3
Services provided to third parties		1	1	2
Results from property, plant and equipment sale and derecognition		1	2	1
Result from intangible assets sale		-	2	2
Expenses recovery		8	-	-
Contingencies recovery		-	-	13
Tax charges recovery		-	-	2
Contractual indemnity		7	-	-
Commercial interests		70	27	27
GasAr Plan		55	56	51
Compensation for arbitration award (1)		-	37	-
Fair value of consortiums' previous interest	5.2.6	7	-	-
Export Increase Program		24	-	-
Other		3	6	4
Total other operating income		177	131	105

Other operating expenses
Provision for contingencies		(8)	(4)	(16)
Provision for environmental remediation		(4)	-	(15)
Results for property, plant and equipment sale and derecognition		(2)	-	-
Tax on bank transactions		(18)	(14)	(13)
PAIS import tax		(5)	-	-
Donations and contributions		(3)	(2)	(2)
Institutional promotion		(4)	(3)	(3)
Costs of concessions agreements completion		(5)	-	-
Contractual penalty		(7)	-	-
Readjustment of investment plan (2)		-	(9)	-
Royalties GasAr Plan		(8)	(8)	(5)
Ecuador's transactional agreement		(5)	-	-
Impairment of other receivables		(5)	-	-
Other contractual expenses		(6)	-	-
Other		(8)	(6)	(4)
Total other operating expenses		(88)	(46)	(58)

(1)	Corresponding to the final award rendered on August 3, 2022 by the Arbitration Court partially upholding EcuadorTLC’s (currently PB18) claim against Petroecuador for certain breaches of the transportation agreement executed on December 31, 2008.
(2)	Corresponding to the investment plan’s readjustment bond at the Sierra Chata block approved by Provincial Executive Order No. 1,262/22 dated June 29, 2022.

10.5 Financial results

	12.31.2023	12.31.2022	12.31.2021
Financial income
Financial interests	2	1	-
Other interests	3	4	10
Total financial income	5	5	10

Financial costs
Financial interests (1)	(304)	(172)	(137)
Commercial interests	(1)	(1)	-
Fiscal interests	(47)	(38)	(38)
Other interests	(4)	(5)	(3)
Bank and other financial expenses	(8)	(5)	(7)
Total financial costs	(364)	(221)	(185)

Other financial results
Foreign currency exchange difference, net	123	80	3
Changes in the fair value of financial instruments	444	110	(15)
Result from present value measurement	(10)	(14)	(1)
Result from exchange of CB	-	(14)	-
Result from repurchase of CB	1	6	-
Other financial results	-	(2)	(1)
Total other financial results	558	166	(14)

Total financial results, net	199	(50)	(189)

(1)	Net of US$ 21 million and US$ 11 million borrowing costs capitalized in property, plant and equipment for the years ended December 31, 2023 and 2022, respectively. There are no capitalized borrowing costs in the fiscal year ended December 31, 2021.

10.6    Income tax

The breakdown of income tax charge is:

	12.31.2023	12.31.2022	12.31.2021
Current tax	19	99	67
Deferred tax	272	46	10
Difference between previous fiscal year income tax provision and the income tax statement	27	(21)	-
Total income tax - Loss	318	124	77

Below is a reconciliation between income tax expense and the amount resulting from application of the tax rate on the income before taxes:

	12.31.2023	12.31.2022	12.31.2021
Profit before income tax	623	581	390
Current income tax rate	35%	35%	35%
Income tax at the statutary tax rate	218	203	138
Share of profit from companies	1	(37)	(40)
Non-taxable results	(17)	(3)	(1)
Effects of exchange differences and other results associated with the valuation of the currency, net	752	275	79
Effects of valuation of property, plant and equipment, intangible assets and financial assets	(1,146)	(575)	(269)
Effect of change in tax rate	-	-	(6)
Effect for tax inflation adjustment	501	253	169
Unrecognized deferred assets	-	-	4
Difference between previous fiscal year income tax and deferred tax provision and the income tax statement	3	2	1
Non-deductible cost	9	4	3
Impairment on deferred tax assets	(3)	2	-
Other	-	-	(1)
Total income tax - Loss	318	124	77